Retail | Fidelity Emerging Markets Discovery Fund
Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
December 30, 2013
Prospectus

The following information supplements similar information for Fidelity Emerging Markets Discovery Fund found in the "Fund Summary" section under the heading "Principal Investment Strategies" on page 4.

  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.